Common Stock - Additional Information (Details) - A Place For Rover INC - USD ($)	1 Months Ended					6 Months Ended	12 Months Ended
	Mar. 20, 2020	Aug. 05, 2019	Aug. 09, 2018	May 23, 2018	Mar. 29, 2017	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Common stock, par value						$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares authorized						144,250,000	144,250,000		144,250,000
Common stock, shares outstanding						30,437,000	29,288,000		28,533,000
Issuance of warrant to purchase shares			470,000	26,000		470,000
Warrant to purchase shares at exercise price			$ 3.23	$ 3.23
Warrants and rights outstanding, maturity date							May 23, 2028
Warrants and rights outstanding description							the warrant was outstanding and due to expire and no longer be exercisable on the earlier of: (1) June 1, 2023 and (2) the closing of a transaction that constitutes a qualified acquisition, reorganization, merger or consideration, a sale of substantially all the assets of the Company, or any liquidation event.
Issuance of common stock upon warrants						318,190
Subordinate Credit Facility
Issuance of warrant to purchase shares	91,000	49,000
Warrant to purchase shares at exercise price	$ 3.65	$ 3.65
Warrants and rights outstanding, maturity date							Aug. 05, 2029
Subordinated Debt	$ 30,000,000.0
Long-term line of credit								$ 30,000,000.0
Credit Facility
Issuance of warrant to purchase shares	134,000	13,000
Warrant to purchase shares at exercise price	$ 3.23	$ 3.23
Warrants and rights outstanding, maturity date							May 23, 2028
Long-term line of credit	$ 15,000,000.0
Black Scholes Option Pricing Model
Warrant valuation			$ 642,000	$ 50,000
Fair value assumptions price per share			$ 3.23	$ 3.23
Percentage of risk free interest rate			2.78%	2.99%
Contractual term			4 years 10 months 17 days	10 years
Expected dividend rate			0.00%	0.00%
Expected volatility rate			45.00%	45.00%
Black Scholes Option Pricing Model | Subordinate Credit Facility
Warrant valuation	$ 189,000	$ 207,000
Fair value assumptions price per share	$ 3.66	$ 3.65
Percentage of risk free interest rate	0.90%	1.74%
Contractual term	9 years 4 months 24 days	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility rate	49.00%	46.30%
Black Scholes Option Pricing Model | Credit Facility
Warrant valuation	$ 276,000	$ 27,000
Fair value assumptions price per share		$ 3.65
Percentage of risk free interest rate	0.86%	1.74%
Contractual term	8 years 2 months 12 days	8 years 9 months
Expected dividend rate	0.00%	0.00%
Expected volatility rate	49.00%	46.30%
DogVacay, Inc
Issuance of warrant to purchase shares					25,000
DogVacay, Inc | Black Scholes Option Pricing Model
Warrant valuation					$ 20,000
Fair value assumptions price per share					$ 1.58
Percentage of risk free interest rate					2.38%
Contractual term					10 years
Expected dividend rate					0.00%
Expected volatility rate					54.90%
DogVacay, Inc | Minimum
Warrant to purchase shares at exercise price					$ 3.35
Warrants and rights outstanding, maturity date							Aug. 31, 2026
DogVacay, Inc | Maximum
Warrant to purchase shares at exercise price					$ 3.54
Warrants and rights outstanding, maturity date							Mar. 31, 2027
Common Stock
Common stock, shares authorized						144,300,000	144,300,000		144,300,000